Share-based compensation (Details Narrative)				9 Months Ended
	Sep. 06, 2024 USD ($) shares	Aug. 23, 2024 USD ($)	Feb. 23, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023
RSUs [Member]
Statement [Line Items]
Shares Granted	7,500	32,690	846
RSUs issued	7,500		846
Fair value of shares issued | $	$ 31,009	$ 137,625	$ 49,665
Share-based compensation expense and contributed surplus | $				$ 2,868
Consultants [Member]
Statement [Line Items]
Shares Granted				12,308
Driector [Member]
Statement [Line Items]
Shares Granted				42,000
Exercise price Minimum | $ / shares				$ 5.25
Exercise price Maximum | $ / shares				$ 5.69
Former Officers And Employees [Member]
Statement [Line Items]
Shares Granted				33,368	3,516
Directors, officers, employees and consultants [Member]
Statement [Line Items]
Number of share cancelled				47,358
Prismic Pharmaceuticals Inc. [Member]
Statement [Line Items]
Shares Granted				54,308	38,277
PSUs Converted to Class B Shares				41,848